SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended
		Aug. 31, 2016	Sep. 26, 2016	Jun. 30, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Outstanding amount	[1]			$ 380,213	$ 324,568
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend paid (in dollars per share)		$ 0.25
Outstanding amount			$ 447,000
Subsequent Event [Member] | Gulf Navigation Holding PSJ [Member]
Subsequent Event [Line Items]
Settlement amount			$ 5,300

[1]	Long-term Debt consists of outstanding amounts on our Credit Facility less unamortized deferred financing cost. Outstanding amounts on our Credit Facility were 385,000 and 330,000 as of June 30, 2016 and December 31, 2015, respectively. Please see note 2 to these Condensed Consolidated Financial Statements describing the effects of the accounting principle change covering the deferred financing costs.